Condensed Consolidated Statement of Profit or Loss and Comprehensive Income	6 Months Ended
	Dec. 31, 2023 AUD ($) $ / shares	Dec. 31, 2022 AUD ($) $ / shares
Profit or loss [abstract]
Revenue	$ 3,958,682	$ 4,153,947
Finance income	89,866	79,747
Other income	914,346	823,922
Changes in inventories	(70,810)	(6,527)
Raw materials	(1,685,622)	(2,141,158)
Commissions	(99,482)	(113,415)
Employee benefits expenses	(3,803,295)	(3,109,064)
Advertising and promotional expenses	(1,154,397)	(1,537,769)
Professional fees	(737,036)	(790,612)
Research and development expenses	(389,758)	(558,306)
Depreciation and amortisation	(280,665)	(330,187)
Impairment expenses	(1,332,917)	(280,725)
Other expenses	(1,815,323)	(1,782,292)
Finance costs	(12,853)	(15,872)
Loss from operations before income tax	(6,419,264)	(5,608,311)
Income tax credit		148,013
Loss for the period	(6,419,264)	(5,460,298)
Other comprehensive income
Exchange (losses)/gains on translation of controlled foreign operations	(14,647)	15,497
Other comprehensive income for the period; net of tax	(14,647)	15,497
Owners of Genetic Technologies Limited	$ (6,433,911)	$ (5,444,801)
Loss per share for loss attributable to the ordinary equity holders of the Company:
Basic loss per share | (per share)	$ 5.56	$ 0.06
Diluted loss per share | (per share)	$ 5.56	$ 0.06